Goodwill and Intangible Assets, net - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 21,312	$ 1,857	$ 1,857
Goodwill acquired in FGen acquisition	11,001	15,177	0
Impact of foreign currency translation	(1,389)	(722)	0
Measurement period adjustment	49 [1]	5,000	0
Ending balance	$ 30,973	$ 21,312	$ 1,857

[1]	Reflects the final determination of net-working capital adjustments as of the acquisition date related to the Dutch DNA acquisition.